Financial instruments (Details 10) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Current	$ 68,955	$ 291,128
Non-current	1,899,513	1,488,723
Total	1,968,468	1,779,851
Bank borrowings [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments [Line Items]
Current	82	199
Non-current	69,376	69,138
Total	69,458	69,337
Obligations With The Public [Member]
Financial instruments [Line Items]
Current	36,781	280,578
Non-current	1,816,626	1,403,108
Total	1,853,407	1,683,686
For hedging [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current	26,699	7,183
Non-current	13,511	16,477
Total	40,210	23,660
Non-hedging liabilities [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current	5,393	3,168
Total	$ 5,393	$ 3,168